Borrowings - Credit Facilities (Details Narrative)														1 Months Ended						6 Months Ended	12 Months Ended
	Jun. 28, 2024 USD ($)	Jun. 26, 2024 USD ($) Tranches	Apr. 29, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jan. 03, 2024 USD ($)	Dec. 15, 2023 USD ($)	Jul. 24, 2023	Jun. 12, 2023 USD ($)	Feb. 16, 2023 USD ($)	Sep. 05, 2022 USD ($)	Dec. 13, 2021 USD ($)	Dec. 07, 2021 USD ($)	Aug. 19, 2021 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Amount drawn down																				$ 1,019,721,000	$ 908,288,000
Total Borrowings [Member]
Debt Instrument [Line Items]
Credit facilities and financial liabilities, including current portion, net - Book Value																				$ (1,967,214,000)
ABN Amro Bank N.V [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																				Jun. 26, 2024
Number of loan tranches | Tranches		2
Long-term debt, description		to refinance the existing indebtedness of two of its vessels and to finance part of the acquisition cost of four dry bulk vessels.
Amount drawn down																				$ 45,000,000
Maturity date		five years after each drawdown date
Debt instrument, description of variable rate basis		Compounded SOFR
Debt instrument, basis spread on variable rate		1.75%
Line of credit facility, maximum borrowing capacity		$ 95,000,000
ABN Amro Bank N.V [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Amount drawn down	$ 45,000,000
ABN Amro Bank N.V [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Amount drawn down														$ 34,242,000
Line of credit facility, remains to be drawn														15,758,000
Nordea Bank ABP [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																				Jan. 03, 2024
Long-term debt, description					to refinance three tankers.
Amount drawn down																				$ 38,758,000
Maturity date					first quarter of 2029
Debt instrument, description of variable rate basis					Compounded SOFR
Debt instrument, basis spread on variable rate					1.95%
Line of credit facility, maximum borrowing capacity					$ 40,000,000
BNP Paribas [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																				Jun. 12, 2023
Description of scope, credit facility								to refinance the existing indebtedness of nine of its containerships.
Amount drawn down																				$ 27,924,000
Prepayments of debt			$ 3,990,000
Maturity date								second quarter of 2026
Debt instrument, description of variable rate basis								Compounded SOFR
Debt instrument, basis spread on variable rate								2.50%
Line of credit facility, maximum borrowing capacity								$ 40,000,000
DNB (U K) Limited and Export Import Bank of China Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																				Feb. 16, 2023
Long-term debt, description									to finance part of the contract price of four newbuilding containerships.
Amount drawn down																				$ 120,580,000
Maturity date									ten years after each drawdown date upon the delivery of the respective vessel
Debt instrument, description of variable rate basis									Compounded SOFR
Debt instrument, basis spread on variable rate									1.70%
Line of credit facility, maximum borrowing capacity									$ 161,600,000
DNB (U K) Limited and Export Import Bank of China Credit Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Amount drawn down																				$ 121,600,000
DNB (U K) Limited and Export Import Bank of China Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Amount drawn down															$ 40,000,000
KFW IPEX-BANK GMBH Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																				Sep. 30, 2022
Long-term debt, description																			to finance part of the acquisition cost of two newbuilding containerships.
Amount drawn down																				$ 84,219,000
Maturity date																			fourth quarter of 2030 and the first quarter of 2031
Debt instrument, description of variable rate basis																			Compounded SOFR
Debt instrument, basis spread on variable rate																			2.00%
Line of credit facility, maximum borrowing capacity																			$ 86,240,000
Hamburg Commercial Bank A G210 M Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																				Sep. 05, 2022
Long-term debt, description										to refinance the existing indebtedness of 20 of its vessels and for working capital purposes.
Amount drawn down																				$ 121,867,000
Prepayments of debt																		$ 10,239,000		9,756,000	$ 14,182,000
Maturity date										second quarter of 2025
Debt instrument, description of variable rate basis										Compounded SOFR
Debt instrument, basis spread on variable rate										2.50%
Line of credit facility, maximum borrowing capacity										$ 210,000,000
Hamburg Commercial Bank A G210 M Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Prepayments of debt														$ 3,593,000
HCOB, Alpha Bank S.A. and National Bank of Greece [Member]
Debt Instrument [Line Items]
Amount drawn down												$ 190,216,000
Description of scope, credit facility												to partially refinance the existing indebtedness of seven tanker vessels.
Amount drawn down																				$ 84,715,000
Prepayments of debt																$ 16,568,000	$ 11,440,000
Maturity date												second quarter of 2025
Debt instrument, description of variable rate basis							Compounded SOFR
HCOB, Alpha Bank S.A. and National Bank of Greece [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							2.90%
HCOB, Alpha Bank S.A. and National Bank of Greece [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							3.50%
DNB BANK ASA Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date													Aug. 19, 2021
Long-term debt, description													to finance part of the acquisition cost of the Navios Azimuth.
Description of scope, credit facility											refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels.
Prepayments of debt	$ 17,160,000			$ 12,240,000		$ 37,075,000
Line of credit facility, maximum borrowing capacity											$ 72,710,000		$ 18,000,000